Annual Operating Expenses {- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-12 - Fidelity Advisor® Leveraged Company Stock Fund	Sep. 29, 2022
Fidelity Advisor Leveraged Company Stock Fund-Class A
Operating Expenses:
Management fee	0.57%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.04%
Fidelity Advisor Leveraged Company Stock Fund-Class M
Operating Expenses:
Management fee	0.57%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.29%
Fidelity Advisor Leveraged Company Stock Fund-Class C
Operating Expenses:
Management fee	0.57%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual operating expenses	1.81%
Fidelity Advisor Leveraged Company Stock Fund-Class I
Operating Expenses:
Management fee	0.57%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.78%
Fidelity Advisor Leveraged Company Stock Fund-Class Z
Operating Expenses:
Management fee	0.57%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.66%